SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Subsequent to September 30, 2018, the Company:

(a)	Issued 535,000 common shares to Omega upon the exercise of 535,000 pre-funded warrants (Note 9).

(b)	Granted 12,000 stock options, exercisable at $3.58 per share for a period of 10 years, to Dr. Otello Stampacchia upon his appointment to the Board of Directors as nominated by Omega.